Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.24	1.38	1.29
Period end rates	1.2	1.35	1.36
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.17	1.16	1.13
Period end rates	1.13	1.19	1.11
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	161	151	137
Period end rates	159	155	141